Note 14 - Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Minimum Age Required for Defined Contribution Plan Eligibility (Year)	18 years
Defined Contribution Plan, Employer Contribution, Percent of Annual Salary of Employee	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount | $	$ 19,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	25.00%
Maximum Contribution Percent by Participant	8.00%
Defined Contribution Plan, Cost | $	$ 200,000	$ 200,000
Employee Stock Ownership Plan (ESOP), Debt Structure Direct Original Loan Amount | $	$ 6,100,000
Employee Stock Ownership Plan (ESOP), Shares Purchased (in shares)	912,866
Employee Stock Ownership Plan (ESOP), Debt Structure Indirect Original Loan Amount | $	$ 1,500,000
Employee Stock Ownership Plan (ESOP), Additional Shares Purchased (in shares)	76,933
Employee Stock Ownership Plan (ESOP), Interest Rate on Loan	7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP | $	$ 500,000	500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense | $	$ 500,000	$ 400,000
Minimum Age Required to be Eligible to Participate in Employee Stock Option Option Plan (Year)	18 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)	1 year
Minimum Duration of Working Hours Required to be Eligible to Participate in Employee Stock Option Option Plan	1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	22,841
The 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in shares)	34,229
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 11.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 4.04
The 2009 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	0	0	3,102
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	375,000
Shares Available for Issuance, Number of Shares for Each Share of Restricted Stock (in shares)	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0
The 2017 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	22,841	21,484	14,787
Pentegra DB Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer | $	$ 300,000	$ 300,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.00%
Defined Benefit Plan, Funded Percentage	90.90%	85.30%